Right-of-use assets and operating lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Operating Lease Liabilities
Schedule of non-cancellable lease contracts

As of December 31, 2025, the Company had the following non-cancellable lease contracts:

Description of lease	Term	Imputed interest rate

Director’s quarters, Kowloon, Hong Kong	24 months, May 1, 2025 to April 30, 2027	5.6%
Office, Kowloon, Hong Kong	24 months from January 1, 2025 to December 31, 2026	5.6%
Production plant and administration facility, Shenzhen, PRC	3 years from July 16, 2024 to July 15, 2027	3.45%

Schedule of condensed balance sheet

The following amounts were recognized in the consolidated balance sheets:

	December 31, 2024	December 31, 2025	December 31, 2025
	HK$’000	HK$’000	US$’000
Right-of-use assets	15,295	11,297	1,448

Operating lease liabilities
Current	5,822	4,203	539
Non-current	9,482	7,093	909
	15,304	11,296	1,448

Schedule of condensed consolidated statement of income and cash flow

A summary of lease costs recognized in the Company’s consolidated statements of income and supplemental cash flow information relating to the operating leases is as follows:

	For the year ended December 31
	2024	2025	2025
	HK$’000	HK$’000	US$’000
Amortization charge of right-of use assets	6,824	7,513	963
Right-of-use assets obtained in exchange for operating lease liabilities	17,604	17,604	2,257
Interest on lease liabilities	368	275	36
Cash paid for operating leases	6,935	6,842	877

Schedule of future undiscounted lease payments

Future undiscounted lease payments as of December 31, 2025 are as follows:

Year ending December 31,	HK$’000	US$’000

2026	7,630	978

2027	3,802	487

Future minimum operating lease payments	11,432	1,465
Less: Imputed interest	(136)	(17)

Total operating lease liabilities	11,296	1,448